Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Schedule of trade and other payables	Trade and other payables consist of the following as at:
	June 30, 2025	December 31, 2024
	$	$
Trade payables	1,871,197	3,254,838
Accrued liabilities (i)	1,321,367	1,107,230
	3,192,564	4,362,068

Schedule of accrued liabilities

(i) Accrued liabilities consist of the following as at:

	June 30, 2025	December 31, 2024
	$	$
External research and development fees	—	55,670
Operational expenses	150,700	178,307
Professional and other fees	761,474	464,060
Accrued interest	409,193	409,193
	1,321,367	1,107,230